Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	9,768,708,590	9,225,653,590
Construction in progress	1,567,685,720	1,048,988,931
Land	78,366,909	77,754,923
Buildings	562,807,945	531,250,194
Generation Plant and Equipment	5,992,384,131	6,002,160,751
Network infrastructure	1,378,810,834	1,396,996,724
Fixtures and fittings	171,396,847	150,242,089
Other property, plant and equipment	17,256,204	18,259,978

	As of December 31,
	2020	2019
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(4,735,212,118)	(3,921,177,476)
Buildings	(144,646,529)	(110,930,435)
Plant and equipment	(3,871,912,436)	(3,106,167,890)
Network infrastructure	(584,630,846)	(587,567,750)
Fixtures and fittings	(117,944,385)	(102,483,181)
Other property, plant and equipment	(16,077,922)	(14,028,220)

	As of December 31,
	2020	2019
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	5,033,496,472	5,304,476,114
Construction in progress	1,567,685,720	1,048,988,931
Land	78,366,909	77,754,923
Buildings	418,161,416	420,319,759
Generation Plant and Equipment	2,120,471,695	2,895,992,861
Network infrastructure	794,179,988	809,428,974
Fixtures and fittings	53,452,462	47,758,908
Other property, plant and equipment	1,178,282	4,231,758

Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts during the fiscal year ended December 31, 2020 and 2019 are as follows:

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Changes in 2020	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	1,048,988,931	77,754,923	420,319,759	2,895,992,861	809,428,974	47,758,908	4,231,758	5,304,476,114
Increases other than from business combinations	744,544,601	-	151,195	691,268	101,862	119,324	-	745,608,250
Increases (decreases) from foreign currency translation differences	(57,958,736)	28,352	(19,184,500)	(54,569,811)	(3,320,508)	2,286,520	87,719	(132,630,964)
Depreciation (1)	—	—	(20,527,447)	(144,943,455)	(36,650,102)	(6,265,815)	(3,141,195)	(211,528,014)
Impairment losses recognized in profit or loss for the period (2)	(45,596,397)	—	—	(652,638,983)	—	—	—	(698,235,380)
Increases (decreases) from transfers and other changes	(57,868,918)	59,304	11,483,868	41,125,722	—	5,200,024	-	-
Increases (decreases) from transfers from construction in progress	(57,868,918)	59,304	11,483,868	41,125,722	—	5,200,024	-	-
Disposals and removals from service	(1,425,412)	-	—	(1,942,587)	(8,509,816)	—	-	(11,877,815)
Disposals	—	—	—	(1,942,587)	(6,899,719)	—	-	(8,842,306)
Removals	(1,425,412)	—	—	—	(1,610,097)	—	-	(3,035,509)
Other increases (decreases) (3)	(63,014,492)	489,124	25,862,428	36,315,417	33,129,578	4,137,244	-	36,919,299
Argentine hyperinflationary economy	16,143	35,206	56,113	441,263	—	216,257	-	764,982
Total changes	518,696,789	611,986	(2,158,343)	(775,521,166)	(15,248,986)	5,693,554	(3,053,476)	(270,979,642)
Closing balance as of December 31, 2020	1,567,685,720	78,366,909	418,161,416	2,120,471,695	794,179,988	53,452,462	1,178,282	5,033,496,472

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment, Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Changes in 2019	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2019	862,274,093	74,753,283	384,027,047	3,143,869,929	764,095,247	55,091,617	6,881,745	5,290,992,961
Increases other than from business combinations	320,298,423	-	-	-	-	-	-	320,298,423
Increases (decreases) from foreign currency translation differences	9,880,815	36,282	29,731,649	81,221,513	4,238,408	65,341	361,574	125,535,582
Depreciation (1)	—	—	(17,944,173)	(159,163,293)	(34,964,877)	(6,299,395)	(3,011,561)	(221,383,299)
Impairment losses recognized in profit or loss for the period (2)	(32,967,462)	—	—	(247,052,801)	—	—	—	(280,020,263)
Increases (decreases) from transfers and other changes	(121,288,336)	4,151,834	22,879,420	17,534,668	74,941,622	1,780,792	-	—
Increases (decreases) from transfers from construction in progress	(121,288,336)	4,151,834	22,879,420	17,534,668	74,941,622	1,780,792	-	—
Disposals and removals from service	—	(406,656)	(792,638)	(948,350)	(1,880,608)	(837,345)	-	(4,865,597)
Disposals	—	(406,656)	—	(948,350)	—	—	-	(1,355,006)
Removals	—	—	(792,638)	—	(1,880,608)	(837,345)	-	(3,510,591)
Other increases (decreases) (3)	10,843,933	(779,820)	2,418,454	59,398,742	2,999,182	(2,042,102)	-	72,838,389
Argentine hyperinflationary economy	(52,535)	-	—	1,132,453	—	—	-	1,079,918
Total changes	186,714,838	3,001,640	36,292,712	(247,877,068)	45,333,727	(7,332,709)	(2,649,987)	13,483,153
Closing balance as of December 31, 2019	1,048,988,931	77,754,923	420,319,759	2,895,992,861	809,428,974	47,758,908	4,231,758	5,304,476,114
(1)	See Note 31.
(2)	See clause iv) in section c) other information, contained in this same Note.
(3)	See Note 25.